Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information	Segment Information
Our operations are organized into four reportable segments: Refining, Renewables, Lubricants and Specialty Products and HEP. Our operations that are not included in one of these four reportable segments are included in Corporate and Other. Intersegment transactions are eliminated on our consolidated financial statements and are included in Eliminations. Corporate and Other and Eliminations are aggregated and presented under the Corporate, Other and Eliminations column.

The Refining segment represents the operations of our El Dorado, Tulsa, Navajo and Woods Cross refineries, HollyFrontier Asphalt Company LLC (“HFC Asphalt”) and also our recently acquired Puget Sound Refinery from the closing date on November 1, 2021 (aggregated as a reportable segment). Refining activities involve the purchase and refining of crude oil and wholesale and branded marketing of refined products, such as gasoline, diesel fuel and jet fuel. These petroleum products are primarily marketed in the Mid-Continent, Southwest and Rocky Mountains extending into the Pacific Northwest geographic regions of the United States. HFC Asphalt operates various asphalt terminals in Arizona, New Mexico and Oklahoma. The Refining segment also included the operations of our Cheyenne refinery until it permanently ceased petroleum refining operations during the third quarter of 2020.

The Renewables segment represents activities associated with the conversion of our Cheyenne refinery to a renewable diesel unit (“RDU”), along with the construction of an RDU and a pre-treatment unit (“PTU”) in Artesia, New Mexico. The Cheyenne RDU was mechanically complete in the fourth quarter of 2021 and is expected to be fully operational in the first quarter of 2022. The PTU is expected to be completed in the first quarter of 2022, and the Artesia RDU is expected to be completed in the second quarter of 2022.

The Lubricants and Specialty Products segment represents Petro-Canada Lubricants Inc.’s (“PCLI”) production operations, located in Mississauga, Ontario, that includes lubricant products such as base oils, white oils, specialty products and finished lubricants, and the operations of our Petro-Canada Lubricants business that includes the marketing of products to both retail and wholesale outlets through a global sales network with locations in Canada, the United States, Europe and China. Additionally, the Lubricants and Specialty Products segment includes specialty lubricant products produced at our Tulsa refineries that are marketed throughout North America and are distributed in Central and South America and the operations of Red Giant Oil, one of the largest suppliers of locomotive engine oil in North America. Also, effective with our acquisition that closed February 1, 2019, the Lubricants and Specialty Products segment includes Sonneborn, a producer of specialty hydrocarbon chemicals such as white oils, petrolatums and waxes with manufacturing facilities in the United States and Europe.

The HEP segment includes all of the operations of HEP, which owns and operates logistics and refinery assets consisting of petroleum product and crude oil pipelines, terminals, tankage, loading rack facilities and refinery processing units in the Mid-Continent, Southwest and Rocky Mountains geographic regions of the United States. The HEP segment also includes a 75% ownership interest in UNEV (a consolidated subsidiary of HEP) and 50% ownership interest in each of the Osage Pipeline, the Cheyenne Pipeline and Cushing Connect. Revenues from the HEP segment are earned through transactions with unaffiliated parties for pipeline transportation, rental and terminalling operations as well as revenues relating to pipeline transportation services provided for our refining operations. Due to certain basis differences, our reported amounts for the HEP segment may not agree to amounts reported in HEP’s periodic public filings.

The accounting policies for our segments are the same as those described in the summary of significant accounting policies, except that our Refining segment balance sheet excluded intercompany ROU assets and liabilities for operating leases prior to December 31, 2021 (see Note 1).
The following is a summary of the financial information of our reportable segments reconciled to the amounts reported in the consolidated financial statements.

	Refining	Renewables	Lubricants and Specialty Products	HEP	Corporate, Other and Eliminations (2)	Consolidated Total
	(In thousands)
Year Ended December 31, 2021
Sales and other revenues:
Revenues from external customers	$15,734,870	$—	$2,550,624	$103,646	$2	$18,389,142
Intersegment revenues	623,688	—	9,988	390,849	(1,024,525)	—
	$16,358,558	$—	$2,560,612	$494,495	$(1,024,523)	$18,389,142
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)	$14,673,062	$—	$1,815,802	$—	$(921,812)	$15,567,052
Lower of cost or market inventory valuation adjustment	$(318,353)	$8,739	$—	$—	$(509)	$(310,123)
Operating expenses	$1,090,424	$55,353	$252,456	$170,524	$(51,279)	$1,517,478
Selling, general and administrative expenses	$127,563	$—	$170,155	$12,637	$51,655	$362,010
Depreciation and amortization	$334,365	$1,672	$79,767	$86,998	$737	$503,539
Income (loss) from operations	$451,497	$(65,764)	$242,432	$224,336	$(103,315)	$749,186
Earnings of equity method investments	$—	$—	$—	$12,432	$—	$12,432
Capital expenditures	$160,431	$510,836	$30,878	$88,336	$22,928	$813,409

Year Ended December 31, 2020
Sales and other revenues:
Revenues from external customers	$9,286,658	$—	$1,792,745	$98,039	$6,201	$11,183,643
Intersegment revenues	252,531	—	10,465	399,809	(662,805)	—
	$9,539,189	$—	$1,803,210	$497,848	$(656,604)	$11,183,643
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)	$8,439,680	$—	$1,271,287	$—	$(552,162)	$9,158,805
Lower of cost or market inventory valuation adjustment	$82,214	$—	$—	$—	$(3,715)	$78,499
Operating expenses	$988,045	$3,861	$216,068	$147,692	$(55,389)	$1,300,277
Selling, general and administrative expenses	$127,298	$—	$157,816	$9,989	$18,497	$313,600
Depreciation and amortization	$324,617	$—	$80,656	$95,445	$20,194	$520,912
Goodwill and long-lived asset impairment (1)	$241,760	$—	$286,575	$16,958	$—	$545,293
Income (loss) from operations	$(664,425)	$(3,861)	$(209,192)	$227,764	$(84,029)	$(733,743)
Earnings of equity method investments	$—	$—	$—	$6,647	$—	$6,647
Capital expenditures	$152,726	$65,147	$32,473	$59,283	$20,531	$330,160

	Refining	Renewables	Lubricants and Specialty Products	HEP	Corporate, Other and Eliminations (2)	Consolidated Total
	(In thousands)
Year Ended December 31, 2019
Sales and other revenues:
Revenues from external customers	$15,284,110	$—	$2,081,221	$121,027	$220	$17,486,578
Intersegment revenues	312,678	—	11,307	411,750	(735,735)	—
	$15,596,788	$—	$2,092,528	$532,777	$(735,515)	$17,486,578
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)	$12,980,506	$—	$1,580,036	$—	$(642,158)	$13,918,384
Lower of cost or market inventory valuation adjustment	$(119,775)	$—	$—	$—	$—	$(119,775)
Operating expenses	$1,095,488	$—	$231,523	$161,996	$(94,955)	$1,394,052
Selling, general and administrative expenses	$120,518	$—	$168,595	$10,251	$54,872	$354,236
Depreciation and amortization	$309,932	$—	$88,781	$96,706	$14,506	$509,925
Goodwill impairment	$—	$—	$152,712	$—	$—	$152,712
Income (loss) from operations	$1,210,119	$—	$(129,119)	$263,824	$(67,780)	$1,277,044
Earnings of equity method investments	$—	$—	$—	$5,180	$—	$5,180
Capital expenditures	$188,513	$10,489	$40,997	$30,112	$23,652	$293,763

(1)The results of our HEP reportable segment for the year ended December 31, 2020 include a long-lived asset impairment charge attributed to HEP’s logistics assets at our Cheyenne Refinery.
(2)For the year ended December 31, 2020, Corporate and Other includes $14.0 million of decommissioning and other shutdown costs related to our Cheyenne Refinery. In addition, for the year ended December 31, 2020, Corporate and Other includes $11.4 million in other operating costs related to our Cheyenne facility.